Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 30,093,862.00
Previously Paid Amount	0.00
Total Fee Amount	4,155.96
Total Offset Amount	0.00
Net Fee	$ 4,155.96
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A